INCOME TAX - Effective income tax reconciliation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate	(0.08%)	0.01%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Withholding tax rate			10.00%
Hong Kong
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate			16.50%
Base assessable profits			$ 2
First HK$2 million of profits, tax rate			8.25%
Germany
Effective Income Tax Rate Reconciliation [Line Items]
Corporate Tax			15.825%	15.825%	15.825%
Trade Tax			14.35%	14.35%	13.825%
Percentage of trade income for trade tax base			3.50%
Percentage of tax factor for specific municipality			410.00%	410.00%	395.00%
UK
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate			25.00%	19.00%	19.00%
Netherlands
Effective Income Tax Rate Reconciliation [Line Items]
Effective income tax rate			25.80%	25.80%	25.80%